Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2024
Transactions with Related Parties [Abstract]
Transactions with Related Parties

As of December 31, 2023, and June 30, 2024, balances with related parties consisted of the following:

	December 31, 2023	June 30, 2024
Assets:
Due from Castor Ships (a) – current	$3,923,315	$1,651,486
Due from Castor Ships (a) – non-current	1,590,501	1,590,501
Investment in related party (c) – non-current	50,541,667	50,555,556
Liabilities:
Due to Former Parent Company (c) – current	$315,000	$322,778